Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 21 -	SUBSEQUENT EVENTS

a.	On February 19, 2018 Elbit Medical has completed a public offering of notes convertible into ordinary shares of Elbit Medical and secured by a pledge on a portion of Elbit Medical’s holdings in INSIGHTEC Ltd. and Gamida Cell Ltd. (the “Notes”). The main terms of the Notes are: (1) Total amount raised: NIS 180 million. (2) Maturity Date: March 1, 2022. (3) Interest: Annual interest of 5% in the first two years and 10% in the remaining period, payable twice a year - in March and September. (4) Conversion: Each NIS1.47 par value in Notes into convertible into one Elbit Medical ordinary share. (5) Certain Covenantsas loan to value: certain limitations including on the ability of Elbit Medical to distribute dividends or raise additional debt. (6) Collateral: The Notes are secured by a pledge on a portion of Elbit Medical’s holdings in INSIGHTEC Ltd. and Gamida Cell Ltd in a “value to loan” ratio of 200%. (7) Use of Proceeds: (a) payment of all expenses in connection with the issuance of the Notes (approximately NIS6 (approx. US$ 1.7 million)); (b) NIS18 million (approx. US$ 5 million) were deposited with the trustee for interest payments due on the Notes for the first two years; (c) NIS4 million (approx. US$ 1 million) for ongoing operational expenses; and (d) the remaining proceeds was used to repay Elbit Medical’s intercompany debt to the Company (approximately NIS 154 million (approx. US$ 43 million)). In April, 2018 the balance of Elbit Medical’s debt to the Company, in the total amount of approximately NIS2 million (approximately USD 580 thousand) was converted to approximately NIS2 million par value Notes.

b.	Motion to reveal and review internal documents:

In March 2018, a Shareholder of the Company has filed a motion with the Financial Department of the District Court in Tel-Aviv to reveal and review internal documents of the Company and of PC., with respect to the events surrounding that certain agreements that were signed in connection with the Casa Radio Project in Romania and the sale of the US portfolio. Such events were previously announced by the Company and are detailed in notes 4.c.1.c and 13.b.12. The Company is currently examining the motion with its legal advisors and intend to respond in due course.